Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Each Segments' Revenue and Net Income

The following tables present the summary of each segments’ revenue and net income:

	2022	2023	2024

SEGMENT REVENUE	1,315,552	1,953,068	2,586,381
Payments	333,343	478,684	587,097
Marketplace	239,609	448,223	732,943
Fintech	745,023	1,026,721	1,281,827
Intergroup	(2,423)	(560)	(15,486)

NET INCOME	588,844	848,770	1,056,834
Payments	199,489	308,901	381,607
Marketplace	152,248	247,955	348,400
Fintech	237,107	291,914	326,827

Summary of Share-based Compensation Expense

The following table presents the summary of share-based compensation expense by segments:

	2022	2023	2024

SHARE-BASED COMPENSATION	(19,984)	(20,859)	(16,963)
Payments	(5,946)	(7,200)	(6,436)
Marketplace	(2,009)	(2,335)	(2,432)
Fintech	(12,029)	(11,324)	(8,095)